Financial instruments (Tables)	12 Months Ended
Nov. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of maturity analysis for non-derivative financial liabilities

					2023

	Carrying amount	Total contractual amount	Less than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$28,471	$28,471	$28,471	$-	$-

Facility loan, including interest (1)	57,974	80,141	17,416	50,348	12,377

Lease liabilities	994	1,108	487	516	105

	$87,439	$109,720	$46,374	$50,864	$12,482

(1)	Based on SOFR forward rates.

					2022

	Carrying amount	Total contractual amount	Less than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$41,065	$41,065	$41,065	$-	$-

Term loan, including interest (2)	37,894	57,667	5,649	28,421	23,597

Convertible unsecured senior notes, including interest	26,895	29,081	29,081	-	-

Lease liabilities	1,922	2,196	595	1,145	456

	$107,776	$130,009	$76,390	$29,566	$24,053

(2)	Based on SOFR forward rates. The maturities above reflect the fact that the Marathon Credit Agreement has been amended in the subsequent event period and, as such, the contractual maturities are used.

Summary of currency risk exposure explanatory

		2023		2022

	CA$	EURO	CA$	EURO

Cash	358	123	1,547	236

Bonds and money market funds	8,543	-	12,387	-

Trade and other receivables	296	2	733	2,141

Tax credits and grants receivable	497	145	66	239

Accounts payables and accrued liabilities	(5,395)	(224)	(10,784)	(5,849)

Lease liabilities	(925)	(288)	(1,362)	(873)

Provisions	(326)	(3,192)	-	(3,486)

Total exposure	3,048	(3,434)	2,587	(7,592)

Summary of applicable exchange rates explanatory
The following exchange rates are those applicable as at November 30, 2023 and 2022.

		2023		2022
	Average rate	Reporting date rate	Average rate	Reporting date rate

CA$ – US$	0,7404	0,7363	0,7722	0,7439

Euro – US$	1,0792	1,0903	1,0600	1,0406

Disclosure of effect of changes in foreign exchange rates

		2023		2022

	CA$	Euro	CA$	Euro

Positive (negative) impact	152	(172)	129	(380)